LOANS PAYABLE (Schedule of Loans Outstanding) (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance		$ 1,106,222
Rate		10.00%
Terms		mature three years from the date of issuance
Loans Payable 1 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 354,434
Currency		USD
Amount received	[1]	$ 380,800
Repayments		$ (121,000)
Rate		48.00%
Terms		Unsecured, due February 24, 2019
Loans Payable 2 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 109,141
Currency		USD
Amount received		$ 80,000
Repayments
Rate		24.00%
Terms		Unsecured, due March 6, 2019
Loans Payable 3 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 68,213
Currency		USD
Amount received		$ 50,000
Repayments
Rate		36.00%
Terms		Unsecured, due February 19, 2019
Loans Payable 4 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 109,141
Currency		USD
Amount received		$ 80,000
Repayments
Rate		0.00%
Terms		Unsecured, due on demand
Loans Payable 5 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 147,135
Currency		Colombian Pesos
Amount received		$ 350,000,000
Repayments
Rate		0.00%
Terms		Unsecured, due on demand
Loans Payable 6 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 315,231
Currency		Argentinian Pesos
Amount received		$ 8,706,554
Repayments
Rate		0.00%
Terms		Unsecured, due on demand
Loans Payable 7 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 2,927
Currency		USD
Amount received		$ 2,142
Repayments
Rate		0.00%
Terms		Unsecured, due on demand

[1]	In connection with this loan, the Company issued 300,000 incentive share purchase warrants exercisable at $0.15 per common share for a period of two years from the date of grant.